Consolidated Statements Of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Sales	$ 373,004	$ 456,836	$ 1,113,561	$ 1,272,207	$ 1,722,489	$ 1,605,316	$ 1,360,854
Costs and expenses:
Cost of products sold - (exclusive of depreciation, amortization, and depletion)	301,833	375,554	962,298	1,066,562	1,460,290	1,410,770	1,242,743
Depreciation, amortization, and depletion	28,138	31,190	91,338	94,182	125,295	127,367	132,682
Selling, general, and administrative expenses	17,499	19,489	56,196	59,739	78,007	70,989	61,655
Goodwill impairment					10,551
Restructuring and other charges	97,018		96,997		24,464		979
Total operating expenses	444,488	426,233	1,206,829	1,220,483	1,698,607	1,609,126	1,438,059
Operating income (loss)	(71,484)	30,603	(93,268)	51,724	23,882	(3,810)	(77,205)
Interest income	(381)	(391)	(1,143)	(1,215)	(1,614)	(124)	(241)
Interest expense	32,043	29,757	94,953	91,572	122,213	122,528	116,130
Other (income) loss, net	(21)	(44)	7,472	25,896	25,812	(734)	(273,796)
Net income (loss)	(103,125)	1,281	(194,550)	(64,529)	(122,529)	(125,480)	80,702
Included in the financial statement line items above are related-party transactions as follows (Notes 14):
Net sales					157,961	175,912	138,760
Purchases included in cost of products sold					6,983	6,213	4,625
Interest income					(1,515)
Interest expense					$ 1,515